FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [abstract]
Financial assets		$ 74,980	$ 80,257
Disclosure of financial liabilities [abstract]
Financial liabilities		356,376	255,602
Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [abstract]
Amortised cost		356,736	256,140
Less: Transferred to asset of disposal group classified as held for sale (Note 40)	[1]	(360)	(538)
Financial assets at amortised cost, category [member]
Disclosure of financial assets [abstract]
Financial assets at amortised cost (2017: Loans and receivables)		74,598	81,021
Less: Transferred to asset of disposal group classified as held for sale (Note 40)	[1]	(76)	(937)
Financial assets		74,522	80,084
Derivatives [member]
Disclosure of financial assets [abstract]
Financial assets		$ 458	$ 173

[1]	For 2020, the amount represents only the assets relating to Training school that has been classified as held for sale in 2020. Amounts relating to Unicorn Tankers division disclosed as asset held for sale in 2019 and 2020 are included in Note 40.